Investment Strategy	Jan. 31, 2025
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser, Metropolitan West Asset Management, LLC (“MetWest”), to be of comparable quality). These typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, municipal securities, private placements, and securities subject to legal restrictions on resale pursuant to Rule 144A. These investments may have interest rates that are fixed, variable, or floating. The Fund invests in securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities). MetWest focuses the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon, or maturity) that the subadviser believes to be relatively undervalued.
The Fund may invest up to 20% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default and bank loans. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if MetWest considers doing so would be consistent with the Fund’s investment objective.
The Fund may invest up to 25% of its total assets in foreign securities that are denominated in U.S. dollars. The Fund may also invest up to 15% of its total assets in foreign securities that are not denominated in U.S. dollars and up to 10% of its total assets in emerging market foreign securities.
The Fund may but will not necessarily engage in foreign currency forward transactions to take long or short positions in foreign currencies in order to seek to enhance the Fund’s investment return or to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, and swap contracts for hedging or investment purposes as a substitute for investing directly in securities or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage.
The Fund may purchase and sell securities on a when-issued, delayed delivery, or forward commitment basis. The Fund may normally short sell up to 25% of the value of its total assets for hedging or investment purposes.
The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.
MetWest intends for the Fund’s portfolio duration to be between two to eight years. The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.
MetWest employs a value-oriented fixed income management philosophy with a goal of consistently outperforming the portfolio benchmark while maintaining volatility similar to the benchmark. The investment process is predicated on a long-term economic outlook, which is determined by the investment team on a quarterly basis and is reviewed constantly. Investments are characterized by diversification among the sectors of the fixed income marketplace. The investment management team seeks to achieve the desired outperformance through the measured and disciplined application of five fixed income management strategies which include duration management, yield curve positioning, sector allocation, security selection, and opportunistic execution.
The first three strategies are top-down in orientation and start with a decision of where within the plus-or-minus one year range around the benchmark the duration should be established. Then comes a determination of how the overall average duration is to be effected – with a concentration of intermediate maturity issues or a combination of long- and short-term issues. The relative value decision regarding where to overweight/underweight sectors, including governments, agencies, corporates, mortgages, or asset-backed securities, is dependent on the current market environment. Bottom-up security selection involves the day-to-day fundamental analysis of available bond market opportunities, while execution is characterized by the aggressive and informed negotiation of the prices at which transactions take place.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Diversified Value Fund | MassMutual Diversified Value Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in stocks of companies that the Fund’s subadviser, Brandywine Global Investment Management, LLC (“Brandywine Global”), believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, Brandywine Global currently focuses on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Brandywine Global employs a bottom-up, value-based investment approach in selecting securities for the Fund. Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 175 – 250 stocks under normal market conditions.
Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis.
Brandywine Global’s investment process begins with a valuation screen that identifies large-capitalization stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.
Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large-capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.

MM S&P 500 Index Fund | MM S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (“Index”). The Fund invests in the equity securities of companies included in the Index in weightings that approximate the relative composition of the securities contained in the Index, and in S&P 500 Index futures contracts. The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of December 31, 2024, the market capitalization range of companies included in the Index was $5.77 billion to $3.79 trillion. If the securities represented in the Index were to become concentrated in any particular industry, the Fund’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry.
The Fund is passively managed, which means it tries to replicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may use Index

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

futures contracts, a type of derivative, to gain exposure to the Index in lieu of investing in cash, or to reduce its exposure to the Index while it sells the securities in its portfolio. Use of Index futures contracts by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. NTI expects that, under normal circumstances, the annual performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the Russell 1000® Value Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the Russell 1000 Value Index. T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify attractively valued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.
In pursuing the Fund’s investment objective, each of T. Rowe Price and Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or Wellington Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. The Fund’s subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management, and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with emphasis on the potential for above-average growth) combined with a positive industry outlook will result in a higher stock price. It is anticipated that some of the companies targeted will have good prospects for dividend growth and T. Rowe Price may at times invest significantly in stocks of information technology companies. T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
In selecting securities, Loomis Sayles emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to Loomis Sayles’ estimate of intrinsic value (i.e., companies with share prices trading significantly below what Loomis Sayles believes the share price should be). Loomis Sayles will consider selling a portfolio investment when (i) it believes an unfavorable structural change occurs within a given business or the markets in which it operates, (ii) a critical underlying investment assumption is flawed, (iii) a more attractive reward-to-risk opportunity becomes available, (iv) the current price fully reflects intrinsic value, or (v) for other investment reasons which it deems appropriate.

MassMutual Small Company Value Fund | MassMutual Small Company Value Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2024, between $6.12 million and $14.72 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 20% of its total assets in foreign securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is managed by two subadvisers, AllianceBernstein L.P. (“AllianceBernstein”) and American Century Investment Management, Inc. (“American Century”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund.
AllianceBernstein seeks to invest primarily in a diversified portfolio of equity securities of small-sized companies that it determines, using its own fundamental value approach, to be undervalued. Using fundamental and quantitative research, AllianceBernstein seeks to identify companies whose ability to grow earnings over the long term does not appear to be reflected in their current market price. AllianceBernstein looks for companies with attractive valuation (e.g., low price to cash flow ratios) and compelling quality factors (e.g., return on equity), then ranks those stocks by their expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the Fund. Typically, AllianceBernstein’s fundamental research analysts focus on the most attractive 40% of the companies in the small-capitalization universe as defined above. AllianceBernstein generally sells a security when it no longer meets appropriate valuation criteria, although sales may be delayed when return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause AllianceBernstein to dispose of the security.
In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not be accurately reflected in the companies’ stock prices or may be outside the companies’ historical ranges. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Frontier Capital Management Company, LLC (“Frontier”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as sub-subadviser for the portion of the portfolio subadvised by T. Rowe Price. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of December 31, 2024, between $1.56 billion and $168.43 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations at the time of investment are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting securities for the Fund, T. Rowe Price and T. Rowe Price Investment Management generally use a “growth” approach, seeking to identify companies that they believe have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand. In pursuing the Fund’s investment objective, T. Rowe Price and T. Rowe Price Investment Management have the discretion to purchase some securities that do not meet those investment criteria when they believe there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or T. Rowe Price Investment Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
In selecting securities for the Fund, Frontier employs a “growth at a reasonable price” approach to identify the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes that over time stock prices tend to follow earnings progress and that stocks must be purchased and owned at reasonable valuations. Frontier tends to own companies that, in its opinion, can generate long-term, sustainable earnings, managed by qualified professionals capable of executing a well conceived strategic plan. Frontier looks for businesses that, in its opinion, can generate returns on capital in excess of their cost of capital over a business cycle.
Each subadviser or the sub-subadviser may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2024, between $6.12 million and $14.72 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Invesco Advisers, Inc. (“Invesco Advisers”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Wellington Management uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth.
Invesco Advisers uses a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market, or industry trends. Each subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

MassMutual Overseas Fund | MassMutual Overseas Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights and warrants, of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is managed by two subadvisers, Massachusetts Financial Services Company (“MFS®”) and Harris Associates L.P. (“Harris”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser may invest a significant percentage of the Fund’s assets in a single country or sector, a small number of countries or sectors, or a particular geographic region.
In selecting investments for the Fund, MFS is not constrained by any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS may invest the Fund’s assets in securities of companies of any size. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
In selecting investments for the Fund, Harris uses a value investment philosophy. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris’ estimate of the company’s intrinsic value. By “intrinsic value,” Harris means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that investing in securities priced significantly below what Harris believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective. Harris uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to the companies’ intrinsic values. Harris usually sells a stock when the price approaches its estimated value. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals.

MassMutual Select T. Rowe Price International Equity Fund | MassMutual Select T. Rowe Price International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size.
The Fund will normally invest primarily in non-U.S. securities, which may include emerging markets (including so-called “frontier market”) securities. Emerging market countries in which the Fund may invest include, but are not limited to, the following:
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Asia: China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

•
Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

•
Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovakia, Slovenia, Turkey, and Ukraine.

•
Africa and the Middle East: Bahrain, Botswana, Egypt, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Fund may at times have significant exposure to one or more industries or sectors. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in other investment companies, including exchange-traded funds. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), takes a core approach to investing, which provides exposure to both growth and value styles of investing. While T. Rowe Price invests with an awareness of the global economic backdrop and T. Rowe Price’s outlook for certain industries, sectors, and individual countries, T. Rowe Price’s decision making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though T. Rowe Price may limit investments in markets or industries that appear to have poor overall prospects. T. Rowe Price relies on a global research team to identify stocks of companies that are capable of achieving and sustaining above-average, long-term earnings growth, including companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.
T. Rowe Price generally looks for companies with one or more of the following: leading or improving market position; attractive business niche with potential for earnings growth; attractive valuation on various earnings, book value, sales and cash flow metrics in absolute terms and/or relative to a company’s peers or a company’s own historical norm; barriers to entry in its business; attractive or improving franchise or industry position; seasoned management; low valuation relative to a company’s growth potential; companies that may benefit from restructuring activity or other turnaround opportunities; a sound or improving balance sheet and other positive financial characteristics; and above-average dividend yield and/or the potential to grow dividends or conduct share repurchases.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”). Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of February 1, 2025, among various asset classes and Underlying Funds. MML Advisers does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/product-performance/mutual-funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	20.0%
— U.S. Large Cap Equity Funds
MassMutual Diversified Value Fund	2.4%
MassMutual Equity Opportunities Fund	2.7%
MassMutual Blue Chip Growth Fund	2.4%
MM S&P 500® Index Fund	5.0%
— U.S. Small/Mid Cap Equity Funds
Vanguard Mid-Cap Index Fund	1.4%
MassMutual Mid Cap Growth Fund	0.6%
Vanguard Small-Cap Index Fund	0.6%
MassMutual Small Cap Growth Equity Fund	0.2%
— REIT Funds
Invesco Real Estate Fund	0.4%
— International Equity Funds
MassMutual Overseas Fund	1.5%
MassMutual International Equity Fund	0.8%
Vanguard Developed Markets Index Fund	1.5%
— Emerging Markets Equity Funds
Vanguard Emerging Markets Stock Index Fund	0.6%
Fixed Income Funds	79.5%
— U.S. Fixed Income Funds
MassMutual Core Bond Fund	36.7%
MassMutual Short-Duration Bond Fund	6.4%
Vanguard Total Bond Market Index Fund	6.7%
Vanguard Long-Term Treasury Index Fund	1.7%
MassMutual Total Return Bond Fund	23.3%
— Inflation Managed Funds
MassMutual Inflation-Protected and Income Fund	0.4%
— High Yield Funds
MassMutual High Yield Fund	0.3%
MassMutual Global Floating Rate Fund	0.1%
— International Bond Funds
Invesco International Bond Fund	4.0%
Other Funds	0.5%
— Commodities Funds
DFA Commodity Strategy Fund	0.5%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”). Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of February 1, 2025, among various asset classes and Underlying Funds. MML Advisers does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/product-performance/mutual-funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	40.0%
— U.S. Large Cap Equity Funds
MassMutual Diversified Value Fund	4.7%
MassMutual Equity Opportunities Fund	5.5%
MassMutual Blue Chip Growth Fund	4.7%
MM S&P 500® Index Fund	9.9%
— U.S. Small/Mid Cap Equity Funds
Vanguard Mid-Cap Index Fund	2.8%
MassMutual Mid Cap Growth Fund	1.2%
Vanguard Small-Cap Index Fund	1.3%
MassMutual Small Cap Growth Equity Fund	0.3%
— REIT Funds
Invesco Real Estate Fund	0.8%
— International Equity Funds
MassMutual Overseas Fund	3.0%
MassMutual International Equity Fund	1.5%
Vanguard Developed Markets Index Fund	3.0%
— Emerging Markets Equity Funds
Vanguard Emerging Markets Stock Index Fund	1.2%
Fixed Income Funds	59.5%
— U.S. Fixed Income Funds
MassMutual Core Bond Fund	27.4%
MassMutual Short-Duration Bond Fund	4.8%
Vanguard Total Bond Market Index Fund	5.0%
Vanguard Long-Term Treasury Index Fund	1.4%
MassMutual Total Return Bond Fund	17.4%
— Inflation Managed Funds
MassMutual Inflation-Protected and Income Fund	0.3%
— High Yield Funds
MassMutual High Yield Fund	0.2%
MassMutual Global Floating Rate Fund	0.1%
— International Bond Funds
Invesco International Bond Fund	3.0%
Other Funds	0.5%
— Commodities Funds
DFA Commodity Strategy Fund	0.5%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”). Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of February 1, 2025, among various asset classes and Underlying Funds. MML Advisers does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/product-performance/mutual-funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	60.0%
— U.S. Large Cap Equity Funds
MassMutual Diversified Value Fund	7.1%
MassMutual Equity Opportunities Fund	8.2%
MassMutual Blue Chip Growth Fund	7.1%
MM S&P 500® Index Fund	14.9%
— U.S. Small/Mid Cap Equity Funds
Vanguard Mid-Cap Index Fund	4.2%
MassMutual Mid Cap Growth Fund	1.8%
Vanguard Small-Cap Index Fund	1.9%
MassMutual Small Cap Growth Equity Fund	0.5%
— REIT Funds
Invesco Real Estate Fund	1.2%
— International Equity Funds
MassMutual Overseas Fund	4.6%
MassMutual International Equity Fund	2.3%
Vanguard Developed Markets Index Fund	4.6%
— Emerging Markets Equity Funds
Vanguard Emerging Markets Stock Index Fund	1.8%
Fixed Income Funds	39.5%
— U.S. Fixed Income Funds
MassMutual Core Bond Fund	18.1%
MassMutual Short-Duration Bond Fund	3.2%
Vanguard Total Bond Market Index Fund	3.3%
Vanguard Long-Term Treasury Index Fund	1.1%
MassMutual Total Return Bond Fund	11.5%
— Inflation Managed Funds
MassMutual Inflation-Protected and Income Fund	0.2%
— High Yield Funds
MassMutual High Yield Fund	0.1%
MassMutual Global Floating Rate Fund	0.1%
— International Bond Funds
Invesco International Bond Fund	2.0%
Other Funds	0.5%
— Commodities Funds
DFA Commodity Strategy Fund	0.5%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”). Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML
Advisers (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of February 1, 2025, among various asset classes and Underlying Funds. MML Advisers does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/product-performance/mutual-funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	80.0%
— U.S. Large Cap Equity Funds
MassMutual Diversified Value Fund	9.4%
MassMutual Equity Opportunities Fund	10.9%
MassMutual Blue Chip Growth Fund	9.4%
MM S&P 500® Index Fund	19.9%
— U.S. Small/Mid Cap Equity Funds
Vanguard Mid-Cap Index Fund	5.6%
MassMutual Mid Cap Growth Fund	2.4%
Vanguard Small-Cap Index Fund	2.6%
MassMutual Small Cap Growth Equity Fund	0.6%
— REIT Funds
Invesco Real Estate Fund	1.6%
— International Equity Funds
MassMutual Overseas Fund	6.1%
MassMutual International Equity Fund	3.0%
Vanguard Developed Markets Index Fund	6.1%
— Emerging Markets Equity Funds
Vanguard Emerging Markets Stock Index Fund	2.4%
Fixed Income Funds	19.5%
— U.S. Fixed Income Funds
MassMutual Core Bond Fund	8.8%
MassMutual Short-Duration Bond Fund	1.6%
Vanguard Total Bond Market Index Fund	1.6%
Vanguard Long-Term Treasury Index Fund	0.8%
MassMutual Total Return Bond Fund	5.6%
— Inflation Managed Funds
MassMutual Inflation-Protected and Income Fund	0.1%
— High Yield Funds
MassMutual High Yield Fund	0.1%
MassMutual Global Floating Rate Fund	0.1%
— International Bond Funds
Invesco International Bond Fund	1.0%
Other Funds	0.5%
— Commodities Funds
DFA Commodity Strategy Fund	0.5%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The Fund’s “neutral” allocations, which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.
These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the Fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The Fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying
Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	40.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	19.04%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	4.76%
MassMutual Select T. Rowe Price International Equity Fund	10.20%
MassMutual Select T. Rowe Price Real Assets Fund	2.00%
T. Rowe Price Hedged Equity Fund	4.00%
Bond Funds	60.00%
MassMutual Select T. Rowe Price Bond Asset Fund	24.00%
T. Rowe Price Dynamic Global Bond Fund	4.00%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.36%
T. Rowe Price Institutional High Yield Fund	2.42%
T. Rowe Price Institutional Floating Rate Fund	1.04%
T. Rowe Price Emerging Markets Bond Fund	3.46%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.00%
T. Rowe Price Dynamic Credit Fund	1.73%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired and likely stopped making new investments in the Fund. The Fund is primarily designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retired earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retired on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	41.40%
MassMutual Select T. Rowe Price Large Cap Blend Fund	19.71%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	4.93%
MassMutual Select T. Rowe Price International Equity Fund	10.56%
MassMutual Select T. Rowe Price Real Assets Fund	2.07%
T. Rowe Price Hedged Equity Fund	4.14%
Bond Funds	58.60%
MassMutual Select T. Rowe Price Bond Asset Fund	24.48%
T. Rowe Price Dynamic Global Bond Fund	4.08%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.45%
T. Rowe Price Institutional Floating Rate Fund	1.05%
T. Rowe Price Emerging Markets Bond Fund	3.50%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.80%
T. Rowe Price Dynamic Credit Fund	1.75%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired and likely stopped making new investments in the Fund. The Fund is primarily designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retired earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retired on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	45.30%
MassMutual Select T. Rowe Price Large Cap Blend Fund	21.56%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	5.39%
MassMutual Select T. Rowe Price International Equity Fund	11.55%
MassMutual Select T. Rowe Price Real Assets Fund	2.27%
T. Rowe Price Hedged Equity Fund	4.53%
Bond Funds	54.70%
MassMutual Select T. Rowe Price Bond Asset Fund	23.34%
T. Rowe Price Dynamic Global Bond Fund	3.89%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.29%
T. Rowe Price Institutional Floating Rate Fund	0.98%
T. Rowe Price Emerging Markets Bond Fund	3.27%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	15.80%
T. Rowe Price Dynamic Credit Fund	1.63%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2015) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired and likely stopped making new investments in the Fund. The Fund is primarily designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retired earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retired on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative-both prior to and after retirement-as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	48.30%
MassMutual Select T. Rowe Price Large Cap Blend Fund	22.99%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	5.75%
MassMutual Select T. Rowe Price International Equity Fund	12.32%
MassMutual Select T. Rowe Price Real Assets Fund	2.42%
T. Rowe Price Hedged Equity Fund	4.83%
Bond Funds	51.70%
MassMutual Select T. Rowe Price Bond Asset Fund	22.74%
T. Rowe Price Dynamic Global Bond Fund	3.79%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.20%
T. Rowe Price Institutional Floating Rate Fund	0.94%
T. Rowe Price Emerging Markets Bond Fund	3.15%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	13.80%
T. Rowe Price Dynamic Credit Fund	1.57%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired and likely stopped making new investments in the Fund. The Fund is primarily designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retired earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retired on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative-both prior to and after retirement-as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	51.40%
MassMutual Select T. Rowe Price Large Cap Blend Fund	24.47%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	6.12%
MassMutual Select T. Rowe Price International Equity Fund	13.11%
MassMutual Select T. Rowe Price Real Assets Fund	2.57%
T. Rowe Price Hedged Equity Fund	5.14%
Bond Funds	48.60%
MassMutual Select T. Rowe Price Bond Asset Fund	22.08%
T. Rowe Price Dynamic Global Bond Fund	3.68%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.11%
T. Rowe Price Institutional Floating Rate Fund	0.90%
T. Rowe Price Emerging Markets Bond Fund	3.02%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.80%
T. Rowe Price Dynamic Credit Fund	1.51%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative-both prior to and after retirement-as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	56.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	26.81%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	6.70%
MassMutual Select T. Rowe Price International Equity Fund	14.36%
MassMutual Select T. Rowe Price Real Assets Fund	2.80%
T. Rowe Price Hedged Equity Fund	5.32%
Bond Funds	44.00%
MassMutual Select T. Rowe Price Bond Asset Fund	20.70%
T. Rowe Price Dynamic Global Bond Fund	3.45%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.55%
T. Rowe Price Institutional High Yield Fund	1.93%
T. Rowe Price Institutional Floating Rate Fund	0.83%
T. Rowe Price Emerging Markets Bond Fund	2.75%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.50%
T. Rowe Price Dynamic Credit Fund	1.29%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	66.20%
MassMutual Select T. Rowe Price Large Cap Blend Fund	33.55%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	8.39%
MassMutual Select T. Rowe Price International Equity Fund	17.97%
MassMutual Select T. Rowe Price Real Assets Fund	3.31%
T. Rowe Price Hedged Equity Fund	2.98%
Bond Funds	33.80%
MassMutual Select T. Rowe Price Bond Asset Fund	17.58%
T. Rowe Price Dynamic Global Bond Fund	2.93%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.87%
T. Rowe Price Institutional High Yield Fund	1.57%
T. Rowe Price Institutional Floating Rate Fund	0.67%
T. Rowe Price Emerging Markets Bond Fund	2.24%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.50%
T. Rowe Price Dynamic Credit Fund	0.44%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2035) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative-both prior to and after retirement-as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	78.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	41.50%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	10.37%
MassMutual Select T. Rowe Price International Equity Fund	22.23%
MassMutual Select T. Rowe Price Real Assets Fund	3.90%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	22.00%
MassMutual Select T. Rowe Price Bond Asset Fund	13.20%
T. Rowe Price Dynamic Global Bond Fund	2.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.65%
T. Rowe Price Institutional High Yield Fund	1.03%
T. Rowe Price Institutional Floating Rate Fund	0.44%
T. Rowe Price Emerging Markets Bond Fund	1.47%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	87.80%
MassMutual Select T. Rowe Price Large Cap Blend Fund	46.71%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	11.68%
MassMutual Select T. Rowe Price International Equity Fund	25.02%
MassMutual Select T. Rowe Price Real Assets Fund	4.39%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	12.20%
MassMutual Select T. Rowe Price Bond Asset Fund	7.32%
T. Rowe Price Dynamic Global Bond Fund	1.22%
T. Rowe Price U.S. Treasury Long-Term Index Fund	2.37%
T. Rowe Price Institutional High Yield Fund	0.45%
T. Rowe Price Institutional Floating Rate Fund	0.19%
T. Rowe Price Emerging Markets Bond Fund	0.65%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2045) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	95.20%
MassMutual Select T. Rowe Price Large Cap Blend Fund	50.65%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	12.66%
MassMutual Select T. Rowe Price International Equity Fund	27.13%
MassMutual Select T. Rowe Price Real Assets Fund	4.76%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	4.80%
MassMutual Select T. Rowe Price Bond Asset Fund	2.88%
T. Rowe Price Dynamic Global Bond Fund	0.48%
T. Rowe Price U.S. Treasury Long-Term Index Fund	1.44%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	97.10%
MassMutual Select T. Rowe Price Large Cap Blend Fund	51.66%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	12.91%
MassMutual Select T. Rowe Price International Equity Fund	27.67%
MassMutual Select T. Rowe Price Real Assets Fund	4.86%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	2.90%
MassMutual Select T. Rowe Price Bond Asset Fund	1.74%
T. Rowe Price Dynamic Global Bond Fund	0.29%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.87%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2055) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	98.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	52.14%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	13.03%
MassMutual Select T. Rowe Price International Equity Fund	27.93%
MassMutual Select T. Rowe Price Real Assets Fund	4.90%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	2.00%
MassMutual Select T. Rowe Price Bond Asset Fund	1.20%
T. Rowe Price Dynamic Global Bond Fund	0.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.60%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2060) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	98.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	52.14%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	13.03%
MassMutual Select T. Rowe Price International Equity Fund	27.93%
MassMutual Select T. Rowe Price Real Assets Fund	4.90%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	2.00%
MassMutual Select T. Rowe Price Bond Asset Fund	1.20%
T. Rowe Price Dynamic Global Bond Fund	0.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.60%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2065) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	98.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	52.14%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	13.03%
MassMutual Select T. Rowe Price International Equity Fund	27.93%
MassMutual Select T. Rowe Price Real Assets Fund	4.90%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	2.00%
MassMutual Select T. Rowe Price Bond Asset Fund	1.20%
T. Rowe Price Dynamic Global Bond Fund	0.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.60%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

MassMutual Select T. Rowe Price Bond Asset Fund | MassMutual Select T. Rowe Price Bond Asset Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). Debt securities in which the Fund invests may pay interest at fixed, variable, or floating rates. The Fund may purchase and sell securities (including mortgage-backed securities) on a when-issued, delayed delivery, to-be-announced (“TBA”), or forward commitment basis, and may enter into dollar roll transactions. These may include so-called “short” TBA transactions, where the Fund attempts to hedge existing exposures or to increase its return by selling forward mortgages or mortgage-related assets it owns.
The Fund may invest up to 30% of its total assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default. These “junk” or “high yield” bonds include those that are at the time of investment rated BB+ or equivalent, or lower by each of the rating agencies that has assigned a rating to the bond or are unrated and considered by the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), to be of comparable quality. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if T. Rowe Price considers that doing so would be consistent with the Fund’s investment objective. If a bond is split-rated (i.e., assigned different ratings by different credit ratings agencies), the higher rating will be used.
The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, interest rate swaps, total return swaps, credit default swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
T. Rowe Price has the flexibility to invest the Fund’s assets across the global fixed income universe without constraints tied to particular benchmarks or asset classes in an effort to create a portfolio with low overall volatility and consistent income even in a rising interest rate environment. T. Rowe Price expects that the Fund will normally maintain a relatively concentrated portfolio.
T. Rowe Price has considerable flexibility in seeking income on behalf of the Fund and may invest in bonds with varying maturities. Because the Fund does not have any maturity restrictions, T. Rowe Price can purchase long-term bonds, which tend to have higher yields than shorter-term bonds. The maturities of the Fund’s holdings generally reflect T. Rowe Price’s outlook for interest rates. In addition, when there is a large yield difference between securities of various quality levels, T. Rowe Price may choose to move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, T. Rowe Price may choose to concentrate investments in higher-rated issues. When deciding whether to adjust duration (which means the
Fund’s price sensitivity to interest rate changes) or allocations among the various sectors and asset classes, T. Rowe Price weighs such factors as expected interest rate movements and currency valuations, the outlook for inflation and the economy, and the yield advantage that lower rated bonds may offer over investment-grade bonds.
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines “large cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the S&P 500® Index or the Russell 1000® Index (as of December 31, 2024, between $351.61 million and $3.81 trillion). The Fund may invest up to 20% of its net assets in companies whose market capitalizations at the time of investment are outside of that capitalization range. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, warrants, and real estate investment trusts (“REITs”). The Fund typically invests most of its assets in common stocks of U.S. companies, but may invest up to 30% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund expects to allocate a portion of its assets to a passively managed strategy that uses a full replication approach to invest substantially all of the strategy’s assets in all of the stocks in the strategy’s index in proportion to each stock’s weighting in the index. As of the date of this Prospectus, the relevant index for this passively managed strategy was the S&P 500 Index*. Because a portion of the Fund’s investments passively track the index, the Fund will be exposed to index fund risk.
The Fund’s holdings will be widely diversified by industry and issuer. T. Rowe Price may employ a growth or value approach in selecting investments. For example, T. Rowe Price may seek to identify companies whose price/earnings ratios are attractive relative to the underlying earnings growth rates (e.g., emerging growth companies) and/or companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation.
T. Rowe Price generally looks for companies with one or more of the following: strong cash flow; an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; occupation of a lucrative

*
The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

niche in the economy and the ability to expand even during times of slow economic growth; low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the S&P 500 Index, a company’s peers, or a company’s own historical norm; low stock price relative to a company’s underlying asset values; companies that may benefit from restructuring activity and/or a sound balance sheet and other positive financial characteristics; and a seasoned management team with a track record of providing superior financial results.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Select T. Rowe Price Real Assets Fund | MassMutual Select T. Rowe Price Real Assets Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines real assets broadly and considers them to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. Real assets may produce cash flows and subsequent valuations that increase when the overall price level in the economy is rising. The Fund may also invest in companies whose revenues and earnings are expected to rise if the prices of certain real assets rise during a period of general inflation.
The Fund typically invests most of its assets in common stocks and seeks to hold a portfolio of securities and other investments that, over time, should provide some protection against the impact of inflation.The Fund may use both growth and value approaches in selecting investments, and may invest in securities issued by companies of any market capitalization. The Fund is likely to maintain a significant portion of its exposure to the real estate industry through investments in real estate investment trusts (“REITs”), which are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. Investments in REITs may provide the Fund with an efficient means of diversifying among various types of property in different regions. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. There is no limit on the Fund’s investments in non-U.S. companies. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to manage inflation risk, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, interest rate swaps, total return swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting securities, T. Rowe Price seeks sectors in equity markets across the globe that are expected to have a low correlation with the overall global equity market in an effort to outperform the market during periods of high or rising inflation. T. Rowe Price invests with an awareness of the global economic backdrop and inflation, as well as its outlook for certain industry sectors and geographic areas. Security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with good appreciation prospects. T. Rowe Price generally favors companies with characteristics such as an attractive industry position, a compelling business model, strong management, and reasonable stock price valuation.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), and sub-subadviser, T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”), currently consider small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index (as of December 31, 2024, between $6.12 million and $168.43 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants.
The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities.
The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may, to a limited extent, invest in privately held companies and companies that only recently began to trade publicly. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s holdings will be widely diversified by industry and issuer. T. Rowe Price and T. Rowe Price Investment Management may employ a growth or value approach in selecting investments. For example, T. Rowe Price or T. Rowe Price Investment Management may seek to identify companies whose price/earnings ratios are attractive relative to the underlying earnings growth rates (e.g., emerging growth companies) and/or companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation.
T. Rowe Price and T. Rowe Price Investment Management generally look for companies with one or more of the following: capable management or plan to improve the business through restructuring; management/employee stock ownership; proven products or services; demonstrated innovative research, product development, and/or marketing; attractive business niches; pricing flexibility; sound financial and accounting practices; a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; stock price that appears to undervalue growth prospects; low stock price relative to a company’s underlying asset values; above-average dividend yield relative to a company’s peers or a company’s own historical norm; low price/earnings, price/book value, or price/cash flow ratios relative to the Russell 2500TM Index, the company’s peers, or its own historical norm; the potential for a catalyst (such as connection to an industry experiencing increasing demand, increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock’s price to rise.
In pursuing the Fund’s investment objective, T. Rowe Price and T. Rowe Price Investment Management have the discretion to purchase some securities that do not meet their normal investment criteria described above, when they believe there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or T. Rowe Price Investment Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price or T. Rowe Price Investment Management may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.